Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

Schedule II — Valuation and Qualifying Accounts

(In thousands)		Additions charged to
Description	Beginning balance	Expense		Other accounts		Deductions		Ending balance
For the year ended December 31, 2011:
Income tax valuation allowance	$11,441	$365	(1)	$—		$(1,934	)(2)	$9,872
Allowance for doubtful accounts	601	1,131	(3)	—		(473	)(4)	1,259
For the year ended December 31, 2010:
Income tax valuation allowance	$11,458	$529	(1)	$—		$(546	)(2)	$11,441
Allowance for doubtful accounts	723	519	(3)	—		(641	)(4)	601
For the year ended December 31, 2009:
Income tax valuation allowance	$5,085	$10,518	(5)	$(3,007	)(6)	$(1,138	)(7)	$11,458
Nigerian prepaid tax allowance	1,669	—		(1,669	)(6)	—		—
Allowance for doubtful accounts	2,765	6,761	(3)	(703	)(6)	(8,100	)(4)	723

(1)	Relates to additions to valuation allowances for capital loss carryforwards.

(2)	Relates to reductions in valuation allowances against state net operating losses, foreign tax credits carryforwards, capital loss and other deferred tax assets.

(3)

The expense primarily reflects accounts receivable balances reserved during the year. Accounts receivable balances related to Storm Cat Energy, a customer of our former Energy business, accounted for $6.0 million of the expense for the year ended December 31, 2009.

(4)

The deduction amount primarily reflects accounts receivable balances written off during the year as well as recoveries of allowances previously expensed. The Storm Cat reserves totaling $7.6 million were written off in the third quarter of 2009 and are presented as a reduction.

(5)	Relates to valuation allowances for capital losses totaling approximately $9.0 million and foreign tax credits totaling approximately $1.5 million.

(6)	Primarily relates to reserves that were included in the net assets that were part of the sale of our Energy business.

(7)	Relates to a reduction in federal, state, and foreign net operating losses and related valuation allowances.